Lease (Details) - Schedule of company’s lease expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SLease Expenses Abstract
Operating lease expenses		$ 1,239		$ 2,473	$ 2,894	$ 4,635